SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member]	4 Months Ended
Apr. 30, 2026 USD ($)
Arnold Kondrat [Member]
Subsequent Event [Line Items]
Accrued but unpaid salary waived	$ 633,465
Loncor Gold Inc. [Member]
Subsequent Event [Line Items]
Amount owed transferred to another party	$ 422,592